Investments	12 Months Ended
Dec. 31, 2017
Investments
Investments

13.   Investments

a)Breakdown

The detail, by company, of Investments (see Note 2.b) is as follows:

	Millions of euros
	2017	2016	2015

Associated entities
Merlin Properties, SOCIMI, S.A.	1,242	1,168	—
Zurich Santander Insurance América, S.L.	988	1,011	873
Testa Residencial, SOCIMI, S.A.	651	307	—
Allianz Popular, S.L.	438	—	—
Santander Insurance	358	325	301
Other companies	520	431	485
	4,197	3,242	1,659

Joint Ventures entities
Wizink Bank, S.A.	1,017	—	—
Unión de Créditos Inmobiliarios, S.A., EFC	207	177	184
Aegon Santander Seguros (currently Santander Generales Seguros y Reaseguros, S.A. and Santander Vida Seguros y Reaseguros, S.A.)	186	197	240
SAM Investment Holdings Limited (*)	—	525	514
Other companies	577	695	654
	1,987	1,594	1,592

(*)    SAM Investment Holdings Limited becomes part of the Group.

Of the entities included above, at December 31, 2017, the entity Merlin Properties, SOCIMI, S.A and Compañía Española de Viviendas en Alquiler, S.A. are the only listed companies.

a)	Changes

The changes in the investment were as followed:

	Millions of euros
	2017	2016	2015

Balance at beginning of year	4,836	3,251	3,471
Acquisitions (disposals) and capital increases (reductions)	1,893	(72)	(72)
Of which:
Wizink Bank, S.A.	1,017	—	—
Allianz Popular, S.L.	438	—	—
Changes in the consolidation method (Note 3)	(582)	1,457	21
Of which:
Merlin and Testa	—	1,475	—
SAM Investment Holdings Limited	(494)	—	—
Effect of equity accounting (Note 41)	704	444	375
Dividends paid and reimbursements of share premium	(376)	(305)	(227)
Exchange differences and other changes	(291)	61	(317)
Balance at end of year	6,184	4,836	3,251

c)Impairment losses

In 2017, 2016 and 2015 there was no evidence of material impairment on the Group’s investments.

d)Other information

Following is a summary of the financial information on the companies accounted for using the equity method (obtained from the information available at the date of preparation of the financial statements):

	Millions of euros
	2017	2016	2015

Total assets	63,093	55,791	42,510
Total liabilities	(51,242)	(45,623)	(38,118)
Net assets	11,851	10,168	4,392

Group’s share of net assets	4,194	3,381	1,904
Goodwill	1,990	1,455	1,347
Of which:
Zurich Santander Insurance América, S.L.	526	526	526
Wizink Bank, S.A.	553	—	—
Allianz popular, S.L.	347	—	—
Santander Insurance (Irlanda)	205	205	205
Total Group share	6,184	4,836	3,251
Total income	12,536	11,766	11,430
Total profit	1,699	984	935
Group’s share of profit	704	444	375

Following is a summary of the financial information for 2017 on the main associates and joint ventures (obtained from the information available at the date of preparation of the financial statements):

	Millions of euros
	Total assets	Total liabilities	Total income	Total profit
Joint Ventures entities	25,789	(23,072)	3,833	330
Of which:
Unión de Créditos Inmobiliarios, S.A., EFC	12,318	(11,905)	345	10
Wizink Bank, S.A.	5,235	(4,054)	947	73
Aegon Santander Seguros (currently Santander Generales Seguros y Reaseguros, S.A. and Santander Vida Seguros y Reaseguros, S.A.)	654	(424)	382	30
Associated entities	37,304	(28,170)	8,703	1,369
Of which:
Zurich Santander Insurance América, S.L.	16,049	(15,105)	4,696	491
Allianz Popular, S.L.	1,053	(826)	481	38
Santander Insurance (Irlanda)	2,161	(1,852)	843	63
Total	63,093	(51,242)	12,536	1,699